TWO ROADS SHARED TRUST

September 20, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Two Roads Shared Trust (the “Trust”)

(1933 Act Registration No. 333-182417)

(1940 Act Registration No. 811-22718)

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the form of Prospectus and Statement of Additional Information dated September 15, 2023 for the Foundations Dynamic Core ETF, the Foundations Dynamic Growth ETF, the Foundations Dynamic Value ETF, and the Foundations Dynamic Income ETF, each a series of the Trust, that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Trust’s Post-Effective Amendment No. 378 to its Registration Statement on Form N-1A under the 1933 Act and Amendment No. 381 under the Investment Company Act of 1940, as amended, which was filed electronically on September 14, 2023.

Questions related to this filing may be directed to Stacy H. Louizos of Blank Rome LLP at (212) 885-5147.

Sincerely,

/s/ Timothy Burdick

Timothy Burdick

Vice President and Secretary of the Trust